Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Capitalized research and development costs		$ 183,000
Research and development credits	3,017,000	3,017,000
Stock-based compensation	3,787,000	3,787,000
Stock options issued in connection with the payment of debt	202,000	202,000
Net operating loss carryforwards	19,982,000	20,424,000
Accrued compensation	586,000	367,000
Accrued interest due to related party	217,000	103,000
Other, net	8,000	8,000
Total deferred tax assets	27,799,000	28,091,000
Valuation allowance	(27,799,000)	(28,091,000)
Net deferred tax assets